Related Party Disclosures - Schedule of Condensed Consolidated Interim Financial Statements (Details)	6 Months Ended
Jun. 30, 2026
Reflexivity LLC [Member]
Schedule of Condensed Consolidated Interim Financial Statements [Line Items]
% equity interest	100.00%
Valour Inc. [Member]
Schedule of Condensed Consolidated Interim Financial Statements [Line Items]
% equity interest	100.00%
Valour Europe AG [Member]
Schedule of Condensed Consolidated Interim Financial Statements [Line Items]
% equity interest	100.00%
DeFi Middle East DMCC [Member]
Schedule of Condensed Consolidated Interim Financial Statements [Line Items]
% equity interest	100.00%
Stillman Digital Inc. [Member]
Schedule of Condensed Consolidated Interim Financial Statements [Line Items]
% equity interest	100.00%
Stillman Bermuda Ltd. [Member]
Schedule of Condensed Consolidated Interim Financial Statements [Line Items]
% equity interest	100.00%
Valour Funds SPC [Member]
Schedule of Condensed Consolidated Interim Financial Statements [Line Items]
% equity interest	100.00%
Valour Digital Securities Limited [Member]
Schedule of Condensed Consolidated Interim Financial Statements [Line Items]
% equity interest	0.00%